Related Party Transactions - Summary of Commissions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Ceding commission expense	$ 70.6	$ 73.4	$ 149.0	$ 141.1
Profit commission expense	0.0	1.6	0.0	10.6
Total commissions	$ 70.6	$ 75.0	$ 149.0	$ 151.7